S-K 1603(c) Fiduciary Duties to Other Companies	Nov. 26, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual

Entity

Entity’s Business

Affiliation

Paul Grinberg

Axos Financial

Financial Services and Banking

Chairman

PG Mountain Capital

Consulting

President

Mountain Lake Acquisition Corp.

SPAC

Chief Executive Officer and Chairman of the Board

TRAK America

Business Solutions Provider

Director

Douglas Horlick

Estancia Consulting

Consulting

Founder

Mountain Lake Acquisition Corp.

SPAC

Chief Financial Officer, President and Director

Jeffrey T. Lager

Mountain Lake Acquisition Corp.

SPAC

Director

Michael Marquez

Morado Ventures

Venture Capital

Co-Founder/General Partner

E12 Ventures

Venture Capital

Co-Founder/General Partner

Mountain Lake Acquisition Corp.

SPAC

Director

Jamie W. Vieser

Brushwood LLC

Investments

Chief Executive Officer